PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayment for rental expenses		47,639	28,353
Prepayment for utility and telecom expenses		33,782	37,150
Proceeds receivable from disposal of leased-and-operated hotels		23,679	20,669
Deposits to vendors		18,039	17,357
Employee advances		12,308	12,622
Prepayment for advertisement, consultation and insurance		4,662	7,156
Amounts receivable from agents for exercised options on behalf of employees		750	19,493
Other current assets		30,844	38,432
Total	$ 27,674	171,703	181,232